Condensed Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (4,381)	$ 120,269	$ (253,536)	$ 398,639
Adjustments to reconcile net income (loss) to net cash used in operating activities
Formation costs paid by note payable – Sponsor	3,994
Interest earned on investments held in Trust Account		(664,232)	(10,182)	(1,976,183)
Changes in operating assets and liabilities:
Deferred offering costs			108,962	108,962
Prepaid expenses	(5,608)	81,445	(600,637)	(245,254)
Accrued expenses		13,143	59,033	27,664
Related party payable			3,875
Accrued income taxes payable		(150,443)		374,862
Net cash used in operating activities	(5,995)	(599,818)	(692,485)	(1,311,310)
Cash flows from investing activities:
Extension deposit into the Trust Account		(155,403)
Withdrawals from Trust Account for redemptions		113,831,930
Withdrawals from the Trust Account for taxes		200,050
Cash deposited into Trust Account			(134,895,000)	(134,895,000)
Net cash used in investing activities		113,876,577	(134,895,000)	(134,895,000)
Cash flows from financing activities:
Deferred offering costs	(45,450)
Proceeds from note payable - Sponsor	75,000	300,000
Redemptions of Class A common stock		(113,831,930)
Sale of units in public offering			132,250,000	132,250,000
Sale of private placement units			7,540,000	7,540,000
Payment of offering costs			(3,109,411)	(3,109,411)
Repayment of note payable - Sponsor			(177,057)	(177,057)
Proceeds from issuance of Class B common stock to Sponsor	25,000
Net cash provided by financing activities	54,550	(113,531,930)	136,503,532	136,503,532
Net change in cash	48,555	(255,171)	916,047	297,222
Cash at beginning of period		345,777	48,555	48,555
Cash at end of period	48,555	90,606	964,602	345,777	$ 48,555
Non-cash financing activities:
Deferred commission payable			4,628,750	4,628,750
Accrued excise tax on January 24, 2023 redemptions		1,140,683
Remeasurement of Class A common stock subject to possible redemption		(158,900)
Deferred offering costs included in accrued offering costs	15,449
Prepaid expenses paid by note payable - Sponsor	50,000
Deferred offering costs paid by note payable - Sponsor	47,875
Class A shares subject to redemption				136,771,183
Conduit Pharmaceuticals Ltd [Member]
Cash flows from operating activities:
Net income (loss)		(2,165,000)	(307,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of equity securities received for sale of future revenue			(33,000)
Gain on change in fair value of option liability		(136,000)
Loss on sale of equity securities			48,000
Change in fair value of convertible notes payable		280,000	1,000
Change in reserve for uncollectible loan		243,000
Noncash interest expense		5,000
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities		(196,000)	(497,000)
Net cash used in operating activities		(1,969,000)	(788,000)
Cash flows from investing activities:
Loans to related party		(243,000)
Net cash used in investing activities		(243,000)
Cash flows from financing activities:
Issuance of convertible notes payable		786,000
Issuance of convertible notes payable, carried at fair value		1,434,000
Proceeds from sale of equity securities			789,000
Net cash provided by financing activities		2,220,000	789,000
Net change in cash and cash equivalents before effect of exchange rate changes		8,000	1,000
Effect of exchange rate changes on cash and cash equivalents			1,000
Net change in cash		8,000	2,000
Cash at beginning of period
Cash at end of period		8,000	2,000
Non-cash financing activities:
FV of shares received related to the sale of future revenue			1,422,000
Conduit Pharmaceuticals Limited [Member]
Cash flows from operating activities:
Net income (loss)				(4,887,000)	(3,657,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Loss on option				1,300,000
Change in loan allowance				331,000
Loss on sale of equity securities				129,000	76,000
Change in fair value of convertible notes payable				265,000	73,000
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities				601,000	1,357,000
Intangible assets				(5,000)
Net cash used in operating activities				(2,266,000)	(2,151,000)
Cash flows from investing activities:
Proceeds from issuance of option				148,000
Loans to related party				(331,000)
Net cash used in investing activities				(183,000)
Cash flows from financing activities:
Proceeds from note payable - Sponsor				179,000
Issuance of convertible notes payable				928,000	688,000
Proceeds from sale of equity securities				1,341,000	1,210,000
Net cash provided by financing activities				2,448,000	1,898,000
Net change in cash and cash equivalents before effect of exchange rate changes				(1,000)	(253,000)
Effect of exchange rate changes on cash and cash equivalents				1,000	1,000
Net change in cash					(252,000)
Cash at beginning of period					252,000
Cash at end of period
Non-cash financing activities:
FV of shares received related to the sale of future revenue				$ 1,471,000	$ 1,286,000